Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of year		¥ 9,409	¥ 9,690	¥ 25,080
Charged to expenses		3,531	6,323	(463)
Written-off		(1,073)	(6,604)	(12,688)
Other	[1]			(2,239)
Balance as of end of year		11,867	9,409	9,690
Valuation Allowance for Receivables Held for Sale
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of year		7,064	9,079
Charged to expenses		6,898	5,984	9,079
Deductions	[2]	(6,327)	(7,999)
Balance as of end of year		7,635	7,064	9,079
Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of year		39,641	28,158	10,680
Charged to expenses		11,041	9,954	11,147
Additions Foreign currency translation adjustment		925	2,226	1,027
Business combinations				5,328
Deductions	[3]	(2,906)	(697)	(24)
Balance as of end of year		¥ 48,701	¥ 39,641	¥ 28,158

[1]	The decrease in allowance for doubtful accounts due to reclassifications to receivables held for sale from DOCOMO's "receivables for telecommunications services."
[2]	The decrease in valuation allowance for receivables held for sale due to sale of receivables held for sale.
[3]	The decrease in valuation allowance for deferred tax assets due to expiration of operating loss carry-forwards.